Significant accounting practices (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting practices (Tables) [Abstract]
The main subsidiaries included in the consolidated financial statements

The main subsidiaries included in the consolidated financial statements are as follows:

	Activity	Shareholding interest
		December 31
		2019	2018
Financial Sector - Brazil
Ágora Corretora de Títulos e Valores Mobiliários S.A.	Brokerage	100.00%	100.00%
Banco Alvorada S.A. (1)	Banking	-	100.00%
Banco Bradescard S.A.	Cards	100.00%	100.00%
Banco Bradesco BBI S.A.	Investment bank	99.96%	99.96%
Banco Bradesco BERJ S.A.	Banking	100.00%	100.00%
Banco Bradesco Cartões S.A. (2)	Cards	-	100.00%
Banco Bradesco Financiamentos S.A.	Banking	100.00%	100.00%
Banco Losango S.A.	Banking	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda.	Consortium management	100.00%	100.00%
Bradesco Leasing S.A. Arrendamento Mercantil	Leases	100.00%	100.00%
Bradesco-Kirton Corretora de Câmbio S.A. (3)	Exchange Broker	99.97%	99.97%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários	Brokerage	100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM	Asset management	100.00%	100.00%
Kirton Bank Brasil S.A.	Banking	100.00%	100.00%
Tempo Serviços Ltda.	Services	100.00%	100.00%
Financial Sector - Overseas
Banco Bradesco Argentina S.A.U (3)	Banking	100.00%	100.00%
Banco Bradesco Europa S.A. (3)	Banking	100.00%	100.00%
Banco Bradesco S.A. Grand Cayman Branch (3) (4)	Banking	100.00%	100.00%
Banco Bradesco S.A. New York Branch (3)	Banking	100.00%	100.00%
Bradesco Securities, Inc. (3)	Brokerage	100.00%	100.00%
Bradesco Securities, UK. Limited (3)	Brokerage	100.00%	100.00%
Bradesco Securities, Hong Kong Limited (3)	Brokerage	100.00%	100.00%
Cidade Capital Markets Ltd (3)	Banking	100.00%	100.00%
Bradescard México, sociedad de Responsabilidad Limitada (5)	Cards	100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Atlântica Companhia de Seguros	Insurance	100.00%	100.00%
Bradesco Auto/RE Companhia de Seguros	Insurance	100.00%	100.00%
Bradesco Capitalização S.A.	Capitalization bonds	100.00%	100.00%
Bradesco Saúde S.A.	Insurance/health	100.00%	100.00%
Bradesco Seguros S.A. (8)	Insurance	99.96%	99.96%
Bradesco Vida e Previdência S.A.	Pension plan/Insurance	100.00%	100.00%
Odontoprev S.A. (6)	Dental care	50.01%	50.01%
Insurance - Overseas
Bradesco Argentina de Seguros S.A. (3) (6)	Insurance	100.00%	99.98%
Other Activities - Brazil
Andorra Holdings S.A.	Holding	100.00%	100.00%
Bradseg Participações S.A.	Holding	100.00%	100.00%
Bradescor Corretora de Seguros Ltda.	Insurance Brokerage	100.00%	100.00%
BSP Empreendimentos Imobiliários S.A.	Real estate	100.00%	100.00%
Cia. Securitizadora de Créditos Financeiros Rubi	Credit acquisition	100.00%	100.00%
Columbus Holdings S.A.	Holding	100.00%	100.00%
Nova Paiol Participações Ltda.	Holding	100.00%	100.00%
Other Activities - Overseas
Bradesco North America LLC (3)	Services	100.00%	100.00%
Investment Funds (7)
Bradesco F.I.R.F. Master II Previdência	Investment Fund	100.00%	100.00%
Bradesco F.I. Referenciado DI Performance	Investment Fund	100.00%	100.00%
Bradesco F.I.C.F.I. R.F. VGBL F10	Investment Fund	100.00%	100.00%
Bradesco F.I.R.F. Master IV Previdência	Investment Fund	100.00%	100.00%
Bradesco F.I.R.F. Master Previdência	Investment Fund	100.00%	100.00%
Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo	Investment Fund	100.00%	100.00%
Bradesco FI Referenciado DI União	Investment Fund	99.99%	99.90%
Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C	Investment Fund	100.00%	100.00%
Bradesco F.I.C.R.F. VGBL FIX	Investment Fund	100.00%	100.00%
Bradesco F.I.C.F.I. Renda Fixa V-A	Investment Fund	100.00%	100.00%

(1) Company merged into Kirton Bank S.A. in April 2019;

(2) Company merged into Banco Bradesco S.A. in August 2019.

(3) The functional currency of these companies abroad is the Real;

(4) The special purpose entity International Diversified Payment Rights Company is being consolidated. The company is part of a structure set up for the securitization of the future flow of payment orders received overseas;

(5) The functional currency of this company is the Mexican Peso;

(6) Accounting information used with date lag of up to 60 days; and

(7) The investment funds in which Bradesco assumes or substantially retains the risks and benefits were consolidated.

i.       Subsidiaries